Income Tax and Deferred Taxes - Summary of Origination and Changes in Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Income Taxes [Line Items]
Movements, Recognized in profit or loss			$ (553,225)
Movements, Recognized in comprehensive income	$ (11,849)	$ 166,804	192,933
Deferred Tax Assets (Liabilities) [Member]
Disclosure Of Income Taxes [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	381,429	444,380
Movements, Recognized in profit or loss	(166,120)	(20,707)
Movements, Recognized in comprehensive income	(5,137)	166,386
Movements, Acquisitions through business	(23,973)
Movements, Foreign currency translation difference	30,381	(161,480)
Movements, Other increases (decreases)	(103,612)	(47,150)
Deferred Taxes Assets/(Liabilities), Net ending balance	112,968	381,429	444,380
Depreciation | Deferred Tax Assets (Liabilities) [Member]
Disclosure Of Income Taxes [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	(430,994)	(482,513)
Movements, Recognized in profit or loss	(145,375)	(8,120)
Movements, Acquisitions through business	(42,981)
Movements, Foreign currency translation difference	88,696	94,913
Movements, Other increases (decreases)	(109,866)	(35,274)
Deferred Taxes Assets/(Liabilities), Net ending balance	(640,520)	(430,994)	(482,513)
Amortization | Deferred Tax Assets (Liabilities) [Member]
Disclosure Of Income Taxes [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	(12,344)	(16,055)
Movements, Recognized in profit or loss	(468)	91
Movements, Foreign currency translation difference	(10,149)	3,620
Deferred Taxes Assets/(Liabilities), Net ending balance	(22,961)	(12,344)	(16,055)
Obligations for post-employment benefits [Member] | Deferred Tax Assets (Liabilities) [Member]
Disclosure Of Income Taxes [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	498,424	552,606
Movements, Recognized in profit or loss	(19,807)	(93,757)
Movements, Recognized in comprehensive income	(2,751)	161,330
Movements, Foreign currency translation difference	(30,411)	(122,045)
Movements, Other increases (decreases)	335	290
Deferred Taxes Assets/(Liabilities), Net ending balance	445,790	498,424	552,606
Revaluation of Financial Instruments [Member] | Deferred Tax Assets (Liabilities) [Member]
Disclosure Of Income Taxes [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	(29,609)	(10,415)
Movements, Recognized in profit or loss	25,499	(26,693)
Movements, Recognized in comprehensive income	(2,386)	5,056
Movements, Acquisitions through business	8,513
Movements, Foreign currency translation difference	(1,480)	2,446
Movements, Other increases (decreases)	2,413	(3)
Deferred Taxes Assets/(Liabilities), Net ending balance	2,950	(29,609)	(10,415)
Tax Loss [Member] | Deferred Tax Assets (Liabilities) [Member]
Disclosure Of Income Taxes [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	209,339	281,080
Movements, Recognized in profit or loss	191,222	(10,184)
Movements, Acquisitions through business	32,799
Movements, Foreign currency translation difference	(31,442)	(63,849)
Movements, Other increases (decreases)	(241)	2,292
Deferred Taxes Assets/(Liabilities), Net ending balance	401,677	209,339	281,080
Decommissioning Provision [Member] | Deferred Tax Assets (Liabilities) [Member]
Disclosure Of Income Taxes [Line Items]
Movements, Recognized in profit or loss	(244)
Movements, Acquisitions through business	225
Movements, Foreign currency translation difference	19
Provisions [Member] | Deferred Tax Assets (Liabilities) [Member]
Disclosure Of Income Taxes [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	425,180	399,613
Movements, Recognized in profit or loss	(22,332)	83,431
Movements, Acquisitions through business	(34,689)
Movements, Foreign currency translation difference	(16,209)	(88,945)
Movements, Other increases (decreases)	(10,591)	31,081
Deferred Taxes Assets/(Liabilities), Net ending balance	341,359	425,180	399,613
Provision For Civil Contingencies [Member] | Deferred Tax Assets (Liabilities) [Member]
Disclosure Of Income Taxes [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	247,400	241,520
Movements, Recognized in profit or loss	(193,342)	(1,643)
Movements, Foreign currency translation difference	(2,324)	(26,933)
Movements, Other increases (decreases)		34,456
Deferred Taxes Assets/(Liabilities), Net ending balance	51,734	247,400	241,520
Provision Contingencies Workers [Member] | Deferred Tax Assets (Liabilities) [Member]
Disclosure Of Income Taxes [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	28,467	36,878
Movements, Recognized in profit or loss	30,735	3,618
Movements, Foreign currency translation difference	(2,853)	(7,150)
Movements, Other increases (decreases)		(4,879)
Deferred Taxes Assets/(Liabilities), Net ending balance	56,349	28,467	36,878
Provision For Doubtful Trade Accounts [Member] | Deferred Tax Assets (Liabilities) [Member]
Disclosure Of Income Taxes [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	121,764	122,104
Movements, Recognized in profit or loss	186,050	53,041
Movements, Foreign currency translation difference	(26,337)	(44,237)
Movements, Other increases (decreases)	3,514	(9,144)
Deferred Taxes Assets/(Liabilities), Net ending balance	284,991	121,764	122,104
Provision Of Human Resources Accounts [Member] | Deferred Tax Assets (Liabilities) [Member]
Disclosure Of Income Taxes [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	18,724	16,339
Movements, Recognized in profit or loss	2,510	3,395
Movements, Acquisitions through business	277
Movements, Foreign currency translation difference	(1,777)	(1,010)
Movements, Other increases (decreases)	(60)
Deferred Taxes Assets/(Liabilities), Net ending balance	19,674	18,724	16,339
Financial Assets Ifric 12 [Member] | Deferred Tax Assets (Liabilities) [Member]
Disclosure Of Income Taxes [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	(194,045)	(207,425)
Movements, Recognized in profit or loss	(83,865)	(34,068)
Movements, Foreign currency translation difference	22,991	46,864
Movements, Other increases (decreases)	(18,936)	584
Deferred Taxes Assets/(Liabilities), Net ending balance	(273,855)	(194,045)	(207,425)
Other Provisions Deferred Tax [Member] | Deferred Tax Assets (Liabilities) [Member]
Disclosure Of Income Taxes [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	202,870	190,197
Movements, Recognized in profit or loss	35,824	59,088
Movements, Acquisitions through business	(35,191)
Movements, Foreign currency translation difference	(5,928)	(56,479)
Movements, Other increases (decreases)	4,891	10,064
Deferred Taxes Assets/(Liabilities), Net ending balance	202,466	202,870	190,197
Other Taxes [Member] | Deferred Tax Assets (Liabilities) [Member]
Disclosure Of Income Taxes [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	(278,567)	(279,936)
Movements, Recognized in profit or loss	(194,859)	34,525
Movements, Acquisitions through business	12,385
Movements, Foreign currency translation difference	31,376	12,380
Movements, Other increases (decreases)	14,338	(45,536)
Deferred Taxes Assets/(Liabilities), Net ending balance	(415,327)	(278,567)	(279,936)
Amortization PPA - Enel Distribucion Goias [Member] | Deferred Tax Assets (Liabilities) [Member]
Disclosure Of Income Taxes [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	(75,497)	(105,236)
Movements, Recognized in profit or loss	2,923	3,054
Movements, Foreign currency translation difference	4,995	22,828
Movements, Other increases (decreases)		3,857
Deferred Taxes Assets/(Liabilities), Net ending balance	(67,579)	(75,497)	(105,236)
Price - Level Adjustment - Argentina [Member] | Deferred Tax Assets (Liabilities) [Member]
Disclosure Of Income Taxes [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	(289,158)	(285,210)
Movements, Recognized in profit or loss	16,618	(4,001)
Movements, Foreign currency translation difference	87	290
Movements, Other increases (decreases)	(5,054)	(237)
Deferred Taxes Assets/(Liabilities), Net ending balance	(277,507)	(289,158)	(285,210)
Other Deferred Taxes [Member] | Deferred Tax Assets (Liabilities) [Member]
Disclosure Of Income Taxes [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	86,088	110,510
Movements, Recognized in profit or loss	(214,400)	35,472
Movements, Acquisitions through business	12,385
Movements, Foreign currency translation difference	26,294	(10,738)
Movements, Other increases (decreases)	19,392	(49,156)
Deferred Taxes Assets/(Liabilities), Net ending balance	$ (70,241)	$ 86,088	$ 110,510